Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended										1 Months Ended				1 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended				1 Months Ended				12 Months Ended
	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Trade Names Minimum	Dec. 31, 2013 Trade Names Maximum	Dec. 31, 2013 Technologies Minimum	Dec. 31, 2013 Technologies Maximum	Dec. 31, 2013 Customer Relationships Minimum	Dec. 31, 2013 Customer Relationships Maximum	Dec. 31, 2013 Lease Agreement	Jul. 25, 2011 Transactions Completed on April 1, 2011 and July 25, 2011	Jul. 25, 2011 Transactions Completed on April 1, 2011 and July 25, 2011 Trade Names	Jul. 25, 2011 Transactions Completed on April 1, 2011 and July 25, 2011 Technologies	Jul. 25, 2011 Transactions Completed on April 1, 2011 and July 25, 2011 Customer Relationships	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio Trade Names	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio Technologies	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio Customer Relationships	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Trade Names	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Trade Names Minimum	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Trade Names Maximum	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Technologies	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Technologies Minimum	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Technologies Maximum	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Customer Relationships	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Customer Relationships Minimum	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Customer Relationships Maximum	Jul. 31, 2013 Transactions Completed in 2013 for Zonare	Jul. 31, 2013 Transactions Completed in 2013 for Zonare Technologies	Jul. 31, 2013 Transactions Completed in 2013 for Zonare Technologies Minimum	Jul. 31, 2013 Transactions Completed in 2013 for Zonare Technologies Maximum	Jul. 31, 2013 Transactions Completed in 2013 for Zonare Customer Relationships	Dec. 31, 2013 Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd.	Dec. 31, 2013 Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. Trade Names	Dec. 31, 2013 Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. Technologies	Dec. 31, 2013 Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. Customer Relationships	Dec. 31, 2013 Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. Lease Agreement
Acquired Intangible Assets by Major Class [Line Items]
Finite lived intangible assets useful life	1 year	20 years	5 years	20 years	1 year	15 years	3 years	12 years	5 years		10 years	10 years	10 years		15 years	15 years	12 years			9 years	15 years		6 years	15 years		9 years	12 years			1 year	13 years	12 years		20 years	10 years	6 years	5 years
Total Intangible Assets										$ 3,716	$ 1,306	$ 1,631	$ 779	$ 35,153	$ 905	$ 20,455	$ 13,793	$ 13,248	$ 1,712			$ 4,855			$ 6,681			$ 49,100	$ 43,800			$ 5,300	$ 8,840	$ 1,046	$ 1,512	$ 6,005	$ 277